Note 11 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indefinite life intangible assets	$ 52,608	$ 52,485
Finite life intangible assets, gross	1,535,475	1,506,532
Accumulated amortization	507,612	399,107
Finite life intangible assets, net	1,027,863	1,107,425
Intangible assets, gross	1,588,083	1,559,017
Intangible assets, net	1,080,471	1,159,910
Customer Lists and Relationships [Member]
Finite life intangible assets, gross	707,355	695,007
Accumulated amortization	218,435	187,743
Finite life intangible assets, net	488,920	507,264
Investment Management Contracts [Member]
Finite life intangible assets, gross	591,826	589,885
Accumulated amortization	181,653	126,904
Finite life intangible assets, net	410,173	462,981
Mortgage Servicing Rights ("MSRs") [Member]
Finite life intangible assets, gross	188,489	170,213
Accumulated amortization	84,058	65,771
Finite life intangible assets, net	104,431	104,442
Trademarks and Trade Names [Member]
Finite life intangible assets, gross	27,563	27,702
Accumulated amortization	7,486	4,389
Finite life intangible assets, net	20,077	23,313
Management Contracts and Other [Member]
Finite life intangible assets, gross	13,893	15,426
Accumulated amortization	10,547	10,635
Finite life intangible assets, net	3,346	4,791
Brokerage Backlog [Member]
Finite life intangible assets, gross	6,349	8,299
Accumulated amortization	5,433	3,665
Finite life intangible assets, net	916	4,634
Licensing Agreements [Member]
Indefinite life intangible assets	29,200	29,200
Trademark and Trade Names [Member]
Indefinite life intangible assets	$ 23,408	$ 23,285